CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Capital Management [Abstract]
Schedule of invested capital	We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Partnership Capital	$26,039	$26,391
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(15,720)	(15,658)
Deficit	2,865	2,520
Accumulated other comprehensive income	(393)	(543)
Ownership changes and other	(515)	(515)
Invested Capital	$12,276	$12,195
The following table presents the change in Invested Capital during the three and six-month periods ended June 30, 2022 and 2021:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2022	2021	2022	2021
Opening balance	$12,272	$9,410	$12,195	$9,213
Net (redemption) issuance of preferred units	—	—	(220)	194
Issuance of perpetual subordinated notes	—	—	293	—
Issuance of limited partnership units	4	3	8	6
Ending balance	$12,276	$9,413	$12,276	$9,413
Weighted Average Invested Capital	$12,272	$9,410	$12,346	$9,386